UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,008.10	$ 2.58
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.63	$ 2.60

* Expenses are equal to the Fund's annualized expense ratio of .51%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/08	% of fund's investments 2/29/08	% of fund's investments 8/31/07
0 - 30	87.5	79.7	91.0
31 - 90	5.9	4.4	0.7
91 - 180	1.7	14.5	2.0
181 - 397	4.9	1.4	6.3
Weighted Average Maturity
	8/31/08	2/29/08	8/31/07
Fidelity California Municipal Money Market	25 Days	29 Days	28 Days
California Tax-Free Money Market Funds Average*	34 Days	25 Days	28 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
Variable Rate Demand Notes (VRDNs) 80.5%	Variable Rate Demand Notes (VRDNs) 72.4%
Commercial Paper (including CP Mode) 10.2%	Commercial Paper (including CP Mode) 5.0%
Tender Bonds 0.4%	Tender Bonds 2.5%
Municipal Notes 4.3%	Municipal Notes 10.9%
Fidelity Municipal Cash Central Fund 2.8%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 1.8%	Other Investments 3.0%
Net Other Assets 0.0%	Net Other Assets 6.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount (000s)	Value (000s)
California - 96.6%
ABAG Fin. Auth. for Nonprofit Corp. Rev.:
(Casa De Las Campanas, Inc. Proj.) Series 2007 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	$ 7,650	$ 7,650
(Eskaton Properties, Inc. Proj.) Series 2008 B, 1.75%, LOC Bank of America NA, VRDN (b)	16,200	16,200
(On Lok Sr. Health Services Proj.) Series 2008, 1.57%, LOC Wells Fargo Bank NA, VRDN (b)	4,710	4,710
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 1.83%, LOC Union Bank of California, VRDN (b)(d)	11,700	11,700
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 1.97%, LOC Freddie Mac, VRDN (b)(d)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 1.91% (Liquidity Facility Bank of America NA) (b)(f)	6,385	6,385
Series ROC II R 11407, 1.82% (Liquidity Facility Citibank NA) (b)(f)	11,000	11,000
Series ROC II R 781PB, 2.06% (Liquidity Facility Deutsche Postbank AG) (b)(f)	19,065	19,065
Series ROC II R 861, 1.99% (Liquidity Facility Citibank NA) (b)(f)	14,600	14,600
Anaheim Redev. Agcy. Participating VRDN Series Putters 2534, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,245	4,245
Bay Area Govt. Assoc. Bonds Series 2000, 7.45% 9/2/30 (Pre-Refunded to 9/2/08 @ 102) (e)	10,000	10,201
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 1.78% (Liquidity Facility Bank of America NA) (b)(f)	6,750	6,750
Berkeley Gen. Oblig. TRAN 4% 10/29/08	13,000	13,013
Buckeye Union School District Participating VRDN Series MS 08 2382, 2.56% (Liquidity Facility Morgan Stanley) (b)(f)	2,170	2,170
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	14,288	14,288
California Communities Note Prog. TRAN:
Series 2008 A3, 3% 6/30/09	14,100	14,256
Series 2008 A4, 3% 6/30/09	12,100	12,234
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series 1, 1.42% 9/2/08, CP	13,000	13,000
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 B1, 2.1%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	39,000	39,000
Series 2002 B2, 2.4%, LOC BNP Paribas SA, VRDN (b)	51,420	51,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 B3, 2.1%, LOC Bank of New York, New York, VRDN (b)	$ 4,500	$ 4,500
Series 2002 B4, 2.3%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	6,945	6,945
Series 2002 C10, 1.6%, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,135	5,135
Series 2002 C14, 1.75%, LOC WestLB AG, VRDN (b)	5,155	5,155
Series 2002 C15, 1.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,280	5,280
Series 2002 C4, 1.83%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (b)	28,900	28,900
Series 2002 C8, 1.6%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(b)	37,800	37,800
Series 2008 I1, 2.1%, LOC Allied Irish Banks PLC, VRDN (b)	8,100	8,100
Series 2008 J1, 2.1%, LOC JPMorgan Chase Bank, LOC California Pub. Employees' Retirement Sys., VRDN (b)	19,720	19,720
Series 2008 J2, 1.35%, LOC JPMorgan Chase Bank, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	57,900	57,900
Subseries 2005 F3, 2.1%, LOC Bank of New York, New York, LOC California Pub. Employees' Retirement Sys., VRDN (b)	25,000	25,000
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BBT 08 28, 1.79% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,285	7,285
Series MS 2696, 1.81% (Liquidity Facility Morgan Stanley) (b)(f)	961	961
California Econ. Recovery:
Bonds:
Series 2004 A, 5% 1/1/09	15,050	15,206
Series 2008 A:
3% 1/1/09	29,700	29,845
5% 7/1/09	6,500	6,681
Participating VRDN Series Putters 3025, 1.82% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series 2004 C1, 2.35% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	29,000	29,000
Series 2004 C11, 1.45%, LOC BNP Paribas SA, VRDN (b)	3,215	3,215
Series 2004 C4, 2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	19,800	19,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
4% 3/1/09	$ 14,200	$ 14,320
4% 4/1/09	13,700	13,882
4.5% 10/1/08 (FSA Insured)	2,500	2,505
5% 2/1/09	5,050	5,114
6.6% 2/1/09	6,500	6,626
Participating VRDN:
Series DCL 08 009, 1.84% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	27,975	27,975
Series DCL 08 010, 1.84% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	29,770	29,770
Series DCL 08 011, 1.84% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	29,770	29,770
Series DCL 08 35, 1.91% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	19,320	19,320
Series DCL 08 48, 1.91% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	28,370	28,370
Series DCL 08 65, 1.91% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	15,960	15,960
Series LB 06 K59, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(f)	10,175	10,175
Series LB 07 P86W, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(f)	41,780	41,780
Series Putters 2652, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,545	4,545
Series Putters 2654, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,500	4,500
Series Putters 2677, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,915	17,915
Series Putters 2749, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,225	17,225
Series 2003 A1, 2.35%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (b)	4,400	4,400
Series 2003 A2, 2.3%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (b)	17,595	17,595
Series 2003 B3, 1.75%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	34,600	34,600
Series 2003 C2, 1.58%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (b)	3,305	3,305
Series 2005 B3, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)	27,440	27,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005 B7, 2.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 5,100	$ 5,100
1.5% 9/9/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	40,300	40,300
1.55% 9/2/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	20,000	20,000
1.55% 11/6/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	49,100	49,100
1.58% 9/2/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	30,700	30,700
1.58% 9/3/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	37,600	37,600
1.6% 9/9/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	75,000	75,000
California Health Facilities Fing. Auth. Rev.:
Participating VRDN:
Series EGL 07 147, 1.82% (Liquidity Facility Citibank NA) (b)(f)	12,000	12,000
Series MS 06 1757, 1.81% (Liquidity Facility Morgan Stanley) (b)(f)	39,990	39,990
Series MS 06 1858, 1.81% (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,358	3,358
Series MS 06 2061, 1.81% (Liquidity Facility Morgan Stanley) (b)(f)	13,770	13,770
(Catholic Healthcare West Proj.):
Series 2004 K, 1.6%, LOC Bank of America NA, VRDN (b)	6,400	6,400
Series 2005 H, 1.54%, LOC Bank of America NA, VRDN (b)	18,120	18,120
Series 2008 A, 1.54%, LOC Bank of America NA, VRDN (b)	22,175	22,175
Series 2008 B, 1.54%, LOC Bank of America NA, VRDN (b)	20,800	20,800
Series 2008 C, 1.54%, LOC Bank of America NA, VRDN (b)	37,000	37,000
Series 2008 F, 1.62%, LOC Bank of America NA, VRDN (b)	26,000	26,000
(Scripps Health Proj.):
Series 2008 C, 1.54%, LOC Union Bank of California, VRDN (b)	9,000	9,000
Series 2008 D, 1.54%, LOC Bank of America NA, VRDN (b)	26,000	26,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Proj.):
Series 2008 E, 1.54%, LOC Bank of America NA, VRDN (b)	$ 22,100	$ 22,100
Series 2008 F, 1.54%, LOC Northern Trust Co., Chicago, VRDN (b)	4,100	4,100
(Scripps Memorial Hosp. Proj.) Series 2008 G, 1.54%, LOC Bank of America NA, VRDN (b)	10,240	10,240
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 1.55%, LOC Bank of America NA, VRDN (b)	10,500	10,500
California Home Mtg. Fin. Auth. Homebuyers Fund Single Family Participating VRDN Series MS 2531, 1.99% (Liquidity Facility Morgan Stanley) (b)(d)(f)	13,400	13,400
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series BA 07 1021, 1.86% (Liquidity Facility Bank of America NA) (b)(d)(f)	21,810	21,810
Series BA 07 1022, 1.86% (Liquidity Facility Bank of America NA) (b)(d)(f)	7,060	7,060
Series BA 08 3309, 1.86% (Liquidity Facility Bank of America NA) (b)(d)(f)	13,310	13,310
Series Floaters 2338, 1.99% (Liquidity Facility Morgan Stanley) (b)(d)(f)	20,830	20,830
Series LB 06 K43W, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(f)	11,800	11,800
Series LB 07 P51W, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	15,385	15,385
Series MS 06 1799, 1.99% (Liquidity Facility Morgan Stanley) (b)(d)(f)	28,305	28,305
Series PA 1418R, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	18,455	18,455
Series PA 1419R, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	4,620	4,620
Series PT 3939, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	15,190	15,190
Series PT 4482, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	15,560	15,560
Series Putters 2878, 1.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	12,075	12,075
Series ROC II R 11445, 1.82% (Liquidity Facility Citibank NA) (b)(d)(f)	21,265	21,265
Series ROC II R 11506, 1.85% (Liquidity Facility Citibank NA) (b)(d)(f)	12,530	12,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2002 U:
2.94% (FSA Insured), VRDN (b)(d)	$ 8,915	$ 8,915
2.94% (FSA Insured), VRDN (b)(d)	35,475	35,475
Series 2003 M, 2.2% (Liquidity Facility Bank of America NA), VRDN (b)(d)	18,000	18,000
Series 2005 D:
1.8% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(d)	67,675	67,675
1.8% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(d)	15,130	15,130
Series 2005 H:
2.67% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	19,180	19,180
2.67% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	55,930	55,930
Series 2006 C:
2.2% (Liquidity Facility Calyon Sa), VRDN (b)(d)	59,005	59,005
2.2% (Liquidity Facility Calyon Sa), VRDN (b)(d)	26,120	26,120
Series 2006 F2, 2.6% (Liquidity Facility Fortis Banque SA), VRDN (b)(d)	22,600	22,600
Series 2007 K:
2.2% (Liquidity Facility KBC Bank NV), VRDN (b)(d)	5,000	5,000
2.2% (Liquidity Facility KBC Bank NV), VRDN (b)(d)	20,000	20,000
Series 2008 C, 2.6% (Liquidity Facility Bank of New York, New York), VRDN (b)(d)	3,045	3,045
Series 2008 D, 2.45% (Liquidity Facility Bank of America NA), VRDN (b)(d)	14,000	14,000
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds:
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 4% 2/1/09	6,000	6,044
(The J. Paul Getty Trust Proj.):
Series 2007 A1, 1.7%, tender 4/1/09 (b)	8,800	8,800
Series 2007 A4, 1.7%, tender 4/1/09 (b)	6,000	6,000
Participating VRDN:
Series MS 2877, 1.86% (Liquidity Facility Morgan Stanley) (b)(f)	9,200	9,200
Series PA 1202R, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Participating VRDN:
Series ROC II R 10111, 1.81% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 14,880	$ 14,880
(California Academy of Sciences Proj.):
Series 2008 A, 2.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)	20,800	20,800
Series 2008 B, 2.05%, LOC Allied Irish Banks PLC, VRDN (b)	17,960	17,960
Series 2008 C, 2.05%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	10,670	10,670
(Orange County Performing Arts Ctr. Proj.):
Series 2008 A, 2.25%, LOC Bank of America NA, VRDN (b)	9,000	9,000
Series 2008 B, 1.45%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	20,000	20,000
Series 2008 C, 1.7%, LOC Allied Irish Banks PLC, VRDN (b)	7,000	7,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 E, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	27,400	27,400
Series 1996 F, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	6,000	6,000
Series 1997 B, 2.6%, LOC JPMorgan Chase Bank, VRDN (b)(d)	109,190	109,190
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 2.77%, VRDN (b)(d)	32,000	32,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.:
(Atlantic Richfield Co. Proj.) Series 1994 A, 2.75%, VRDN (b)(d)	43,500	43,500
(Burney Forest Prod. Proj.) 2.56%, LOC Union Bank of California, VRDN (b)(d)	13,900	13,900
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 1.78% (Liquidity Facility Bank of America NA) (b)(f)	12,500	12,500
California State Univ. Rev. Participating VRDN Series LB 08 K37W, 3.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	11,560	11,560
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev.:
(Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.95%, LOC Bank of America NA, VRDN (b)(d)	1,275	1,275
(Fiorella Investments LLC Proj.) Series 2007 A, 1.85%, LOC Comerica Bank, Detroit, VRDN (b)(d)	9,750	9,750
California Statewide Cmnty. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 1.85%, LOC Wells Fargo Bank NA, VRDN (b)(d)	805	805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Rix Industries Proj.) Series 1996 I, 1.85%, LOC Wells Fargo Bank NA, VRDN (b)(d)	$ 1,040	$ 1,040
(Supreme Truck Bodies of California Proj.) 1.85%, LOC JPMorgan Chase Bank, VRDN (b)(d)	650	650
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 1.97%, LOC Fannie Mae, VRDN (b)(d)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 1.97%, LOC Freddie Mac, VRDN (b)(d)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 1.97%, LOC Fannie Mae, VRDN (b)(d)	17,300	17,300
(Crocker Oaks Apts. Proj.) Series 2001 H, 1.97%, LOC Fannie Mae, VRDN (b)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	20,000	20,000
(Grove Apts. Proj.) Series X, 1.97%, LOC Fannie Mae, VRDN (b)(d)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 1.97%, LOC Freddie Mac, VRDN (b)(d)	11,000	11,000
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 1.78%, LOC Wells Fargo Bank NA, VRDN (b)(d)	9,200	9,200
Series 2001 W3, 1.78%, LOC Wells Fargo Bank NA, VRDN (b)(d)	15,300	15,300
(Maple Square Apt. Proj.) Series AA, 1.81%, LOC Citibank NA, VRDN (b)(d)	18,000	18,000
(Marlin Cove Apts. Proj.) Series V, 1.97%, LOC Fannie Mae, VRDN (b)(d)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 1.81%, LOC Bank of America NA, VRDN (b)(d)	41,800	41,800
(Northwood Apts. Proj.) Series N, 1.97%, LOC Freddie Mac, VRDN (b)(d)	5,000	5,000
(Parkside Terrace Apts. Proj.) Series 2008 E, 1.85%, LOC Freddie Mac, VRDN (b)(d)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 1.97%, LOC Fannie Mae, VRDN (b)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 1.95%, LOC Fannie Mae, VRDN (b)(d)	17,545	17,545
(Sunrise Fresno Proj.) Series B, 1.97%, LOC Fannie Mae, VRDN (b)(d)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 1.86%, LOC California Teachers Retirement Sys., VRDN (b)(d)	6,725	6,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.: - continued
(The Crossings at Elk Grove Apts.) Series H, 1.81%, LOC Citibank NA, VRDN (b)(d)	$ 8,050	$ 8,050
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 1.81%, LOC Citibank NA, VRDN (b)(d)	22,275	22,275
(Varena Assisted Living Apts. Proj.) Series 2006 F, 1.83%, LOC HSH Nordbank AG, VRDN (b)(d)	11,386	11,386
(Vineyard Creek Apts. Proj.) Series O, 1.97%, LOC Fannie Mae, VRDN (b)(d)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 1.97%, LOC Fannie Mae, VRDN (b)(d)	13,650	13,650
(Vizcaya Apts. Proj.) Series B, 1.97%, LOC Freddie Mac, VRDN (b)(d)	22,200	22,200
(Wilshire Court Proj.) Series M, 1.97%, LOC Fannie Mae, VRDN (b)(d)	32,500	32,495
California Statewide Communities Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2004 K, 1.8% tender 3/5/09, CP mode	11,300	11,300
Series 2008 C, 1.95%, tender 5/28/09 (b)	14,000	14,000
(American Baptist Homes of the West Proj.) Series 2006, 1.6%, LOC LaSalle Bank NA, VRDN (b)	15,000	15,000
(Catholic Healthcare West Proj.) Series 2008 F, 1.54%, LOC Bank of America NA, VRDN (b)	49,700	49,700
(Childrens Hosp. Los Angeles Proj.) Series 2008 C, 2.25%, LOC Bank of America NA, VRDN (b)	1,500	1,500
(JTF Enterprises LLC Proj.) Series 1996 A, 1.85%, LOC Bank of America NA, VRDN (b)(d)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.):
Series 2003 D, 1.46%, VRDN (b)	8,600	8,600
Series 2008 A, 1.46%, VRDN (b)	50,300	50,300
(Oakmont Stockton Proj.) Series 1997 C, 1.81%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(d)	5,960	5,960
(St. Joseph Health Sys. Proj.):
Series 2008 A, 1.6%, VRDN (b)	3,000	3,000
Series 2008 C, 1.6%, VRDN (b)	11,840	11,840
Series 2008 B, 1.9% 10/3/08, CP	35,000	35,000
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 1.45%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (1994 Rfdg. Proj.) Series 2008 A, 1.55%, LOC Wells Fargo Bank NA, VRDN (b)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chabot-Las Positas Cmnty. College District Participating VRDN Series MS 1967, 2.01% (Liquidity Facility Morgan Stanley) (b)(f)	$ 22,245	$ 22,245
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 1.54%, LOC Dexia Cr. Local de France, VRDN (b)	7,925	7,925
Coast Cmnty. College District Participating VRDN:
GS 06 36TPZ, 1.87% (Liquidity Facility Wells Fargo & Co.) (b)(f)	16,755	16,755
Series Putters 2901, 1.94% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,095	12,095
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MS 750, 1.91% (Liquidity Facility Morgan Stanley) (b)(f)	6,330	6,330
Desert Cmnty. College District Participating VRDN:
Series MS 2764X, 1.91% (Liquidity Facility Morgan Stanley) (b)(f)	5,655	5,655
Series Putters 3057, 1.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,835	7,835
Series Putters 3058, 1.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,825	7,825
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 1.97%, LOC Freddie Mac, VRDN (b)(d)	28,700	28,700
Dublin Unified School District Participating VRDN Series Putters 2711, 2.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,590	5,590
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R 12112, 1.91% (Liquidity Facility Bayerische Landesbank) (b)(f)	10,000	10,000
Series 2008 A1, 1.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	30,060	30,060
Series 2008 A2, 1.45% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	9,970	9,970
Series 2008 B1, 1.45% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	15,000	15,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series MS 2925, 1.81% (Liquidity Facility Morgan Stanley) (b)(f)	18,750	18,750
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 1.54%, LOC Dexia Cr. Local de France, VRDN (b)	2,000	2,000
Fontana Unified School District Gen. Oblig. Participating VRDN Series Putters 2668, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,645	5,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 2.15% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	$ 3,635	$ 3,635
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 2.3% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(d)(f)	7,120	7,120
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.83%, LOC Comerica Bank, Detroit, VRDN (b)(d)	9,100	9,100
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN:
Series PA 1236, 1.82% (Liquidity Facility Bank of New York, New York) (b)(f)	3,535	3,535
Series Putters 2091, 1.94% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,235	3,235
Series ROC II R 11442, 1.82% (Liquidity Facility Citibank NA) (b)(f)	22,400	22,400
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 2.4%, LOC Landesbank Baden-Wuert, VRDN (b)	10,655	10,655
Long Beach Gen. Oblig. TRAN 4% 9/30/08	18,600	18,609
Long Beach Hbr. Rev.:
Participating VRDN:
Series MS 00 418, 2.16% (Liquidity Facility Morgan Stanley) (b)(d)(f)	18,190	18,190
Series MS 01 786X, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)(f)	7,570	7,570
Series PT 2708, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)	5,615	5,615
Series PT 3697, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)	12,715	12,715
Series PT 3876, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)	7,700	7,700
Series Putters 2705, 2.49% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(f)	5,000	5,000
Series SG 147, 1.85% (Liquidity Facility Societe Generale) (b)(d)(f)	9,890	9,890
Series A, 1.65% 11/6/08, CP (d)	28,750	28,750
Los Angeles Cmnty. College District Participating VRDN:
Series MS 1129, 1.91% (Liquidity Facility Morgan Stanley) (b)(f)(g)	7,840	7,840
Series ROC II R 12018, 1.94% (Liquidity Facility Citibank NA) (b)(f)	14,550	14,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	$ 55,600	$ 55,600
(Wilshire Station Apts. Proj.) 2.25%, LOC Bank of America NA, VRDN (b)(d)	20,475	20,475
Los Angeles County Gen. Oblig.:
1.5% 10/8/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	20,000	20,000
1.65% 10/15/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	31,600	31,600
1.72% 10/9/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	34,300	34,300
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 1.8%, LOC Freddie Mac, VRDN (b)(d)	13,168	13,168
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 03 27, 1.9% (Liquidity Facility Citibank NA) (b)(f)	24,750	24,750
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R 12139, 2.16% (Liquidity Facility Bank of New York, New York) (b)(f)	4,000	4,000
Los Angeles Dept. Arpt. Rev. Series 2003 A, 2.45%, LOC BNP Paribas SA, VRDN (b)(d)	17,700	17,700
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series EGL 06 10 Class A, 1.92% (Liquidity Facility Citibank NA) (b)(f)	13,000	13,000
Series ROC II R 3010, 1.91% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,065	5,065
Series 2001 B2, 1.4% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 1.9% (Liquidity Facility Citibank NA) (b)(f)	23,250	23,250
Series EGL 06 0067, 1.92% (Liquidity Facility Citibank NA) (b)(f)	27,365	27,365
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 1.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,245	13,245
TRAN 3% 6/30/09	86,400	87,423
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series DB 634, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)(f)	$ 14,780	$ 14,780
Series LB 06 K56, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(f)	16,120	16,120
Series PT 3896, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	6,360	6,360
Series ROC II R 559, 2.14% (Liquidity Facility Citibank NA) (b)(d)(f)	30,665	30,665
Los Angeles Multi-family Hsg. Rev.:
(Channel Gateway Apts. Proj.) Series 1989 B, 1.97%, LOC Freddie Mac, VRDN (b)(d)	51,073	51,073
(Colonia Corona Apts. Proj.) Series D, 1.63%, LOC Citibank NA, VRDN (b)(d)	2,055	2,055
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 1.82% (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,320	11,320
Series 2004 A1:
1.42% 9/2/08, LOC Bank of America NA, CP	3,500	3,500
1.42% 9/9/08, LOC Bank of America NA, CP	9,150	9,150
Series 2004 A2:
1.57% 10/7/08, LOC Bank of America NA, CP	2,300	2,300
1.85% 10/6/08, LOC Bank of America NA, CP	2,500	2,500
Series A1, 1.52% 3/5/09, LOC Bank of America NA, CP	9,800	9,800
Los Angeles Unified School District:
Participating VRDN:
Series Clipper 07 11, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	7,290	7,290
Series EGL 06 88 Class A, 1.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	7,800	7,800
Series PA 1115, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Series ROC II R 12052, 1.91% (Liquidity Facility Citibank NA) (b)(f)	12,000	12,000
TRAN:
Series A, 3% 7/30/09	50,000	50,664
4% 12/29/08	25,600	25,667
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 2% (Liquidity Facility Citibank NA) (b)(f)	52,500	52,500
Series 2008 G, 1.64%, LOC Bank of America NA, VRDN (b)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.: - continued
1.9% 10/6/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 59,700	$ 59,700
1.9% 10/9/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	21,500	21,500
Los Rios Cmnty. College District Participating VRDN Series Putters 2972, 1.94% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,450	7,450
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 M, 2.1%, LOC Dexia Cr. Local de France, VRDN (b)	19,200	19,200
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN Series Merlots 99 O, 1.9% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	9,500	9,500
Series 2000 B1, 2.25% (Liquidity Facility WestLB AG), VRDN (b)	3,300	3,300
Series 2001 C2, 2.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	30,800	30,800
Series 2008 A1, 1.65% (Liquidity Facility Bank of America NA), VRDN (b)	56,440	56,440
Series 2008 A2, 1.48% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	43,750	43,750
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	25,000	25,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.9%, LOC Bank of America NA, VRDN (b)	33,620	33,620
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2008 D, 1.55%, LOC Bank of America NA, VRDN (b)	20,200	20,200
Series 2008 E, 1.55%, LOC Bank of America NA, VRDN (b)	50,600	50,600
Series 2008 F, 1.55%, LOC Bank of America NA, VRDN (b)	10,100	10,100
Northern California Pwr. Agcy. Rev. (Hydroelectric # One Proj.) Series 2008 A, 1.54%, LOC Dexia Cr. Local de France, VRDN (b)	2,510	2,510
Norwalk-Mirada Unified School District Participating VRDN Series Merlots 07 D67, 2.2% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	5,630	5,630
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 1.97%, LOC Fannie Mae, VRDN (b)(d)	23,500	23,500
(Wood Canyon Villas Proj.) Series 2001 E, 1.9%, LOC Fannie Mae, VRDN (b)(d)	2,075	2,075
Orange County Local Trans. Auth. Sales Tax Rev. Series A, 1.6% 2/5/09, LOC Bank of America NA, LOC BNP Paribas SA, CP	12,075	12,075
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series BA 07 1039, 1.91% (Liquidity Facility Bank of America NA) (b)(f)	$ 8,665	$ 8,665
Series MS 06 2222, 1.91% (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,597	15,597
Orange County Spl. Fing. Auth. Teeter Plan Rev. 1.5% 11/6/08, LOC Dexia Cr. Local de France, CP	61,700	61,700
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 1.54% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	11,950	11,950
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	21,000	21,000
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3027X, 1.91% (Liquidity Facility Bank of America NA) (b)(f)	8,080	8,080
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1.9%, LOC Fannie Mae, VRDN (b)(d)	7,955	7,955
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	10,850	10,850
Port of Oakland Port Rev. Series D, 1.28% 9/10/08, LOC BNP Paribas SA, LOC Lloyds TSB Bank PLC, CP (d)	2,500	2,500
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)	6,970	6,970
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 1.75%, LOC Bank of America NA, VRDN (b)	19,500	19,500
Riverside Elec. Rev.:
Participating VRDN Series MS 2805, 1.91% (Liquidity Facility Morgan Stanley) (b)(f)	9,100	9,100
Series 2008 B, 1.7%, LOC Bank of America NA, VRDN (b)	55,175	55,175
Series 2008 C, 1.7%, LOC Bank of America NA, VRDN (b)	24,325	24,325
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(d)	3,655	3,655
Roseville Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 B, 1.6%, LOC Dexia Cr. Local de France, VRDN (b)	13,500	13,500
Rowland Unified School District Participating VRDN Series MS 2803, 2.06% (Liquidity Facility Morgan Stanley) (b)(f)	14,170	14,170
Sacramento City Unified School District Participating VRDN Series DB 448, 1.87% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,270	8,270
Sacramento County Arpt. Sys. Rev. Participating VRDN Series MS 2729, 2.11% (Liquidity Facility Morgan Stanley) (b)(d)(f)	11,665	11,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 1.85%, LOC Fannie Mae, VRDN (b)(d)	$ 4,500	$ 4,500
(Deer Park Apts. Proj.) Issue A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 1.85%, LOC Fannie Mae, VRDN (b)(d)	3,750	3,750
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 A, 2.25%, LOC Bank of America NA, VRDN (b)	19,305	19,305
Series 2008 B, 2.25%, LOC Bank of America NA, VRDN (b)	35,000	35,000
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)	15,730	15,730
Series PT 2327, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)	8,810	8,810
Series PT 2331, 1.87% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)	6,555	6,555
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 1.97%, LOC Fannie Mae, VRDN (b)(d)	8,225	8,225
(Phoenix Park II Apts. Proj.) 1.81%, LOC Citibank NA, VRDN (b)(d)	9,670	9,670
(Valencia Point Apts. Proj.) 1.97%, LOC Fannie Mae, VRDN (b)(d)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN Series ROC II R 12145, 2.16% (Liquidity Facility Bank of New York, New York) (b)(f)	2,000	2,000
Series 2008 J, 1.57%, LOC Bank of America NA, VRDN (b)	76,540	76,540
Series 2008 K, 1.62%, LOC Bank of America NA, VRDN (b)	18,650	18,650
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 1.97%, LOC Fannie Mae, VRDN (b)(d)	21,075	21,075
San Diego County & School District TRAN:
Series B, 3.5% 6/30/09	12,600	12,792
3.5% 6/30/09	13,000	13,204
San Diego County Reg'l. Arpt. Auth. Series 2007 B, 1.55% 12/11/08, LOC Lloyds TSB Bank PLC, CP (d)	8,750	8,750
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 1.35% 9/9/08 (Liquidity Facility Dexia Cr. Local de France), CP	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series MS 2852, 1.91% (Liquidity Facility Morgan Stanley) (b)(f)	$ 4,680	$ 4,680
Series Putters 2903Z, 1.94% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,120	9,120
Series Putters 3028, 1.94% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,715	8,715
San Diego Hsg. Auth. Multi-family Hsg.:
(Bay Vista Apts. Proj.) Series A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	4,800	4,800
(Delta Village Apts. Proj.) Series A, 1.89%, LOC Citibank NA, VRDN (b)(d)	6,900	6,900
(Stratton Apts. Proj.) Series 2000 A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	5,000	5,000
San Diego Unified School District TRAN 3% 7/1/09	26,800	27,100
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN:
Series BA 08 3041X, 1.91% (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series MS 06 1318X, 2.01% (Liquidity Facility Morgan Stanley) (b)(f)	7,965	7,965
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters 2665, 1.81% (Liquidity Facility Morgan Stanley) (b)(f)	6,165	6,165
Series ROC II R 11251, 1.74% (Liquidity Facility Citibank NA) (b)(f)	8,485	8,485
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series PA 661R, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	6,905	6,905
Series PT 3759, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	5,760	5,760
Series PT 3898, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	17,305	17,305
Second Series 36A, 1.87%, LOC Wells Fargo Bank NA, VRDN (b)(d)	34,750	34,750
Second Series 36B, 1.97%, LOC Union Bank of California, VRDN (b)(d)	40,620	40,620
Second Series 37A, 1.9% (FSA Insured), VRDN (b)(d)	190,400	190,400
Second Series 37C, 1.95% (FSA Insured), VRDN (b)(d)	39,645	39,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN Series MS 06 2190, 2.05% (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 8,155	$ 8,155
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 1.81%, LOC Citibank NA, VRDN (b)(d)	7,680	7,680
San Francisco City & County Unified School District Participating VRDN Series ROC II R 3055, 1.91% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,880	5,880
San Francisco Cmnty. College District Gen. Oblig. Participating VRDN Series MS 06 2229, 1.91% (Liquidity Facility Morgan Stanley) (b)(f)	6,195	6,195
San Francisco County Trans. Auth. Series 2004 B, 1.57% 10/7/08 (Liquidity Facility Landesbank Baden-Wuert), CP	12,500	12,500
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Garage Proj.) Series 2008 B, 1.7%, LOC Bank of America NA, LOC California Teachers Retirement Sys., VRDN (b)	18,290	18,290
San Jose Int'l. Arpt. Rev. Participating VRDN:
Series DBE 644, 1.88% (Liquidity Facility Deutsche Bank AG) (b)(d)(f)	6,595	6,595
Series ROC II R 10277, 2.22% (Liquidity Facility Citigroup, Inc.) (b)(f)	44,100	44,100
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 1.97%, LOC Fannie Mae, VRDN (b)(d)	20,815	20,815
(Kennedy Apt. Homes Proj.) Series 2002 K, 1.97%, LOC Fannie Mae, VRDN (b)(d)	9,475	9,475
(Las Ventanas Apts. Proj.) Series 2008 B, 1.97%, LOC Freddie Mac, VRDN (b)	12,950	12,950
San Pablo Redev. Agcy. 2.35%, LOC Union Bank of California, VRDN (b)	9,000	9,000
Santa Ana Hsg. Auth. 1.97%, LOC Fannie Mae, VRDN (b)(d)	8,140	8,140
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.9%, LOC Union Bank of California, VRDN (b)(d)	12,345	12,345
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 2.15% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	14,530	14,530
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.97%, LOC Fannie Mae, VRDN (b)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	29,925	29,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 2.05%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	$ 2,630	$ 2,630
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 1.97%, LOC Fannie Mae, VRDN (b)(d)	17,500	17,500
South Placer Wastewtr. Auth. Rev. Series 2008 A, 1.65%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)(b)	12,400	12,400
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 1.65%, LOC Dexia Cr. Local de France, VRDN (b)	25,765	25,765
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2000 A, 3.15% (FSA Insured), VRDN (b)	2,500	2,500
Series 2001 A, 3.15% (FSA Insured), VRDN (b)	4,995	4,995
State Ctr. Cmnty. College District Participating VRDN Series MS 06 1929, 1.91% (Liquidity Facility Morgan Stanley) (b)(f)	13,295	13,295
Stockton Unified School District Gen. Oblig. Participating VRDN Series Merlots 08 D68, 2.2% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(f)	9,005	9,005
Sunnyvale School District Participating VRDN Series Putters 2709, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,505	7,505
Sweetwater Union High School District Participating VRDN Series Putters 2684, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,540	5,540
Tustin Unified School District Spl. Tax Participating VRDN Series Putters 2558Z, 2.49% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,305	4,305
Univ. of California Revs.:
Bonds Series K, 5% 5/15/09	7,360	7,541
Participating VRDN:
Series EGL 7050006 Class A, 1.92% (Liquidity Facility Citibank NA) (b)(f)	4,890	4,890
Series LB 05 K11, 2.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	7,000	7,000
Series Putters 2496, 2.09% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,365	3,365
Series Putters 2497, 1.82% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	825	825
Series ROC II R 12068, 1.92% (Liquidity Facility Bayerische Landesbank) (b)(f)	16,500	16,500
		6,141,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series MS 2574, 1.9% (Liquidity Facility Morgan Stanley) (b)(f)	$ 7,500	$ 7,500
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 1.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	15,000	15,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Putters 2761, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	9,990	9,990
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series MS 2603, 2.05% (Liquidity Facility Morgan Stanley) (b)(f)	3,464	3,464
		35,954
Other - 2.8%	Shares
Fidelity Municipal Cash Central Fund, 2.10% (c)	176,033,000	176,033
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,353,822)		6,353,822
NET OTHER ASSETS - 0.0%		406
NET ASSETS - 100%		$ 6,354,228
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,840,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Participating VRDN Series MS 1129, 1.91% (Liquidity Facility Morgan Stanley)	7/9/07 - 9/4/07	$ 7,840
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1,415
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

(Amounts in thousands)	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,353,822	$ 176,033	$ 6,177,789	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,177,789)	$ 6,177,789
Fidelity Central Funds (cost $176,033)	176,033
Total Investments (cost $6,353,822)		$ 6,353,822
Cash		23,387
Receivable for investments sold Regular delivery		20,109
Delayed delivery		10,554
Receivable for fund shares sold		73,438
Interest receivable		16,442
Distributions receivable from Fidelity Central Funds		545
Prepaid expenses		4
Other receivables		1,017
Total assets		6,499,318

Liabilities
Payable for investments purchased Regular delivery	$ 40,010
Delayed delivery	26,420
Payable for fund shares redeemed	73,653
Distributions payable	113
Accrued management fee	1,957
Other affiliated payables	2,872
Other payables and accrued expenses	65
Total liabilities		145,090

Net Assets		$ 6,354,228
Net Assets consist of:
Paid in capital		$ 6,354,234
Accumulated undistributed net realized gain (loss) on investments		(6)
Net Assets, for 6,352,683 shares outstanding		$ 6,354,228
Net Asset Value, offering price and redemption price per share ($6,354,228 ÷ 6,352,683 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)
Investment Income
Interest		$ 61,287
Income from Fidelity Central Funds		1,415
Total income		62,702

Expenses
Management fee	$ 11,339
Transfer agent fees	4,096
Accounting fees and expenses	262
Custodian fees and expenses	50
Independent trustees' compensation	13
Registration fees	55
Audit	26
Legal	12
Miscellaneous	14
Total expenses before reductions	15,867
Expense reductions	(1,803)	14,064
Net investment income		48,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		162
Net increase in net assets resulting from operations		$ 48,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,638	$ 156,518
Net realized gain (loss)	162	1,139
Net increase in net assets resulting from operations	48,800	157,657
Distributions to shareholders from net investment income	(48,638)	(156,571)
Distributions to shareholders from net realized gain	(1,249)	(378)
Total distributions	(49,887)	(156,949)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	13,513,483	25,473,527
Reinvestment of distributions	49,214	154,500
Cost of shares redeemed	(13,258,085)	(24,340,003)
Net increase (decrease) in net assets and shares resulting from share transactions	304,612	1,288,024
Total increase (decrease) in net assets	303,525	1,288,732

Net Assets
Beginning of period	6,050,703	4,761,971
End of period	$ 6,354,228	$ 6,050,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 F

2007

2006

2005

2004F

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.030	.030	.022	.009	.006
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	.008	.030	.030	.022	.009	.006
Distributions from net investment income	(.008)	(.030)	(.030)	(.022)	(.009)	(.006)
Distributions from net realized gain	- G	- G	-	-	-	-
Total distributions	(.008)	(.030)	(.030)	(.022)	(.009)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.81%	3.06%	3.09%	2.19%	.87%	.57%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.51%	.52%	.52%	.53%	.52%
Expenses net of fee waivers, if any	.51%A	.51%	.52%	.52%	.53%	.52%
Expenses net of all reductions	.45%A	.41%	.38%	.41%	.50%	.50%
Net investment income	1.55%A	2.98%	3.05%	2.18%	.88%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 6,354	$ 6,051	$ 4,762	$ 4,096	$ 3,474	$ 2,899

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

On October 6, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 6,353,822

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $51 and $1,752, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Fund has significantly increased its cash position subsequent to period end.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-
advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity California Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CFS-USAN-1008
1.855637.101

Fidelity®

California AMT Tax-Free
Money Market Fund -

California AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
California AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,009.10	$ 1.52
HypotheticalA	$ 1,000.00	$ 1,023.69	$ 1.53
Institutional Class
Actual	$ 1,000.00	$ 1,009.60	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02
Service Class
Actual	$ 1,000.00	$ 1,008.30	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
California AMT Tax-Free Money Market	.30%
Institutional Class	.20%
Service Class	.45%

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/08	% of fund's investments 2/29/08	% of fund's investments 8/31/07
0 - 30	84.3	78.7	93.0
31 - 90	7.6	3.4	0.3
91 - 180	1.6	15.5	0.8
181 - 397	6.5	2.4	5.9
Weighted Average Maturity
	8/31/08	2/29/08	8/31/07
Fidelity California AMT Tax-Free Money Market Fund	30 Days	32 Days	25 Days
California Tax-Free Money Market Funds Average*	34 Days	25 Days	28 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
Variable Rate Demand Notes (VRDNs) 75.7%	Variable Rate Demand Notes (VRDNs) 72.6%
Commercial Paper (including CP Mode) 12.3%	Commercial Paper (including CP Mode) 6.2%
Tender Bonds 0.9%	Tender Bonds 2.3%
Municipal Notes 6.1%	Municipal Notes 12.1%
Fidelity Tax-Free Cash Central Fund 2.8%	Fidelity Tax-Free Cash Central Fund 0.0%
Other Investments 1.9%	Other Investments 3.4%
Net Other Assets 0.3%	Net Other Assets 3.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount (000s)	Value (000s)
California - 95.0%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Casa De Las Campanas, Inc. Proj.) Series 2007 A, 2.1%, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,700	$ 6,700
Alameda County Joint Powers Auth. Lease Rev. Participating VRDN Series Putters 2927Z, 1.94% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,500	5,500
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 1.99% (Liquidity Facility Citibank NA) (c)(f)	8,400	8,400
Anaheim Redev. Agcy. Participating VRDN Series Putters 2534, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,455	7,455
Bay Area Govt. Assoc. Bonds Series 2000, 7.45% 9/2/30 (Pre-Refunded to 9/2/08 @ 102) (e)	16,525	16,857
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 1.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	55,000	55,000
Series EGL 07 0053, 1.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,465	3,465
Series Putters 2866, 1.82% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,410	3,410
Berkeley Gen. Oblig. TRAN 4% 10/29/08	12,000	12,012
Berkeley Unified School District Gen. Oblig. TRAN 4% 11/28/08	5,500	5,532
California Communities Note Prog. TRAN:
Series 2008 A3, 3% 6/30/09	12,150	12,284
Series 2008 A4, 3% 6/30/09	10,400	10,515
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Participating VRDN Series PT 607, 1.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	4,115	4,115
Series 1, 1.55% 12/3/08, CP	5,368	5,368
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series A, 5.5% 5/1/09	7,935	8,138
Participating VRDN:
Series Merlots 08 D110, 2.05% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(f)	10,565	10,565
Series Putters 2665, 1.94% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,550	3,550
Series 2002 B1, 2.1%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	50,850	50,850
Series 2002 B2, 2.4%, LOC BNP Paribas SA, VRDN (c)	91,175	91,175
Series 2002 B3, 2.1%, LOC Bank of New York, New York, VRDN (c)	9,250	9,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 B4, 2.3%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	$ 8,210	$ 8,210
Series 2002 B6, 2.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,525	4,525
Series 2002 C1, 1.58%, LOC Dexia Cr. Local de France, VRDN (c)	64,360	64,360
Series 2002 C10, 1.6%, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,660	4,660
Series 2002 C11, 1.9%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	40,865	40,865
Series 2002 C12, 1.9%, LOC Landesbank Hessen-Thuringen, VRDN (c)	15,700	15,700
Series 2002 C14, 1.75%, LOC WestLB AG, VRDN (c)	36,085	36,085
Series 2002 C4, 1.83%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (c)	85,670	85,670
Series 2002 C5, 1.78%, LOC Dexia Cr. Local de France, VRDN (c)	15,510	15,510
Series 2002 C8, 1.6%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	19,570	19,570
Series 2005 F2, 2.5%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (c)	46,000	46,000
Series 2005 F4, 2.1%, LOC Bank of America NA, VRDN (c)	12,100	12,100
Series 2005 G11, 3% (FSA Insured), VRDN (c)	20,000	20,000
Series 2005 G2, 1.83%, LOC Lloyds TSB Bank PLC, VRDN (c)	800	800
Series 2008 I2, 2.1%, LOC Landesbank Hessen-Thuringen, VRDN (c)	22,500	22,500
Series 2008 J2, 1.35%, LOC JPMorgan Chase Bank, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	35,450	35,450
Subseries 2005 F3, 2.1%, LOC Bank of New York, New York, LOC California Pub. Employees' Retirement Sys., VRDN (c)	79,265	79,265
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BA 08 3031X, 1.78% (Liquidity Facility Bank of America NA) (c)(f)	5,250	5,250
California Econ. Recovery:
Bonds Series 2008 A:
3% 1/1/09	25,300	25,423
5% 7/1/09	6,000	6,167
Participating VRDN Series PA 1262, 2% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,650	7,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2004 C4, 2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 33,600	$ 33,600
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series DB 373, 1.82% (Liquidity Facility Deutsche Bank AG) (c)(f)	4,542	4,542
Series Floaters 08 38C, 1.84% (Liquidity Facility Wells Fargo & Co.) (c)(f)	15,525	15,525
Series Putters 2495, 1.82% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,125	2,125
Series SGB 45, 1.73% (Liquidity Facility Societe Generale) (c)(f)	5,000	5,000
California Edl. Facility Auth. Stanford Univ. 1.4% 10/8/08, CP	30,001	30,001
California Gen. Oblig.:
Bonds:
4% 3/1/09	12,140	12,242
4% 4/1/09	11,300	11,450
4.5% 2/1/09	5,520	5,599
5% 2/1/09	3,000	3,038
5% 2/1/09	2,285	2,322
5.25% 12/1/08	2,000	2,011
6.4% 9/1/08	3,075	3,075
6.6% 2/1/09	1,325	1,351
Participating VRDN:
Series DCL 08 009, 1.84% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	23,795	23,795
Series DCL 08 010, 1.84% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	25,375	25,375
Series DCL 08 011, 1.84% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	25,375	25,375
Series DCL 08 35, 1.91% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	16,560	16,560
Series DCL 08 48, 1.91% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	23,645	23,645
Series DCL 08 65, 1.91% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	38,040	38,040
Series EGL 07 0058, 2.13% (Liquidity Facility Bayerische Landesbank) (c)(f)	74,250	74,250
Series MS 06 2178, 1.86% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,587	8,587
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 2272, 1.82% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	$ 5,320	$ 5,320
Series PT 4211, 1.86% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	12,450	12,450
Series PT 4369, 1.82% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	10,665	10,665
Series Putters 1724, 2.49% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,185	4,185
Series Putters 245, 2.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Series Putters 2571, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,915	7,915
Series Putters 2654, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,990	8,990
Series Putters 2749, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,595	14,595
Series ROC II R 11402, 1.84% (Liquidity Facility Citibank NA) (c)(f)	14,000	14,000
Series SG 84, 2.41% (Liquidity Facility Societe Generale) (c)(f)	890	890
Series Solar 05 4, 1.87% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	14,800	14,800
Series Solar 06 11, 3.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)(g)	22,865	22,865
Series 2003 A1, 2.35%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (c)	13,050	13,050
Series 2003 A2, 2.3%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (c)	27,405	27,405
Series 2003 B1, 1.5%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (c)	3,300	3,300
Series 2003 B3, 1.75%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (c)	44,320	44,320
Series 2003 B4, 1.5%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (c)	19,000	19,000
Series 2003 C1, 1.7%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (c)	17,220	17,220
Series 2003 C2, 1.58%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (c)	6,145	6,145
Series 2005 A1, 1.68%, LOC Fortis Banque SA, VRDN (c)	9,650	9,650
Series 2005 B2, 1.35%, LOC Societe Generale, VRDN (c)	8,095	8,095
Series 2005 B5, 1.55%, LOC DEPFA BANK PLC, VRDN (c)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
1.28% 9/10/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	$ 10,500	$ 10,500
1.5% 9/9/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	34,700	34,700
1.5% 9/9/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	24,455	24,455
1.55% 9/2/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	30,000	30,000
1.55% 11/6/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	40,900	40,900
1.58% 9/2/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	24,300	24,300
1.58% 9/3/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	32,400	32,400
California Health Facilities Fing. Auth. Rev.:
Participating VRDN:
Series MS 06 1858, 1.81% (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,349	3,349
Series MS 06 2061, 1.81% (Liquidity Facility Morgan Stanley) (c)(f)	26,545	26,545
Series MS 2825, 1.81% (Liquidity Facility Morgan Stanley) (c)(f)	6,305	6,305
Series Putters 2828, 1.82% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,230	5,230
(Catholic Healthcare West Proj.):
Series 2004 K, 1.6%, LOC Bank of America NA, VRDN (c)	2,500	2,500
Series 2005 H, 1.54%, LOC Bank of America NA, VRDN (c)	4,800	4,800
Series 2008 A, 1.54%, LOC Bank of America NA, VRDN (c)	24,000	24,000
Series 2008 B, 1.54%, LOC Bank of America NA, VRDN (c)	17,075	17,075
Series 2008 C, 1.54%, LOC Bank of America NA, VRDN (c)	8,000	8,000
Series 2008 E, 1.6%, LOC Bank of America NA, VRDN (c)	5,000	5,000
Series 2008 F, 1.62%, LOC Bank of America NA, VRDN (c)	9,000	9,000
(Kaiser Permanente Health Sys. Proj.) Series 2006 C, 1.6%, VRDN (c)	23,465	23,465
(Northern California Presbyterian Homes Proj.) 1.9%, LOC Allied Irish Banks PLC, VRDN (c)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Proj.):
Series 2008 D, 1.54%, LOC Bank of America NA, VRDN (c)	$ 13,200	$ 13,200
Series 2008 E, 1.54%, LOC Bank of America NA, VRDN (c)	22,100	22,100
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 1.55%, LOC Bank of America NA, VRDN (c)	51,400	51,400
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2002 B, 1.78% (Liquidity Facility Fannie Mae), VRDN (c)	2,450	2,450
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (The J. Paul Getty Trust Proj.):
Series 2007 A2, 1.7%, tender 4/1/09 (c)	8,500	8,500
Series 2007 A3, 1.7%, tender 4/1/09 (c)	6,000	6,000
Participating VRDN:
Series MS 2877, 1.86% (Liquidity Facility Morgan Stanley) (c)(f)	7,805	7,805
Series PT 3701, 1.82% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	9,270	9,270
(California Academy of Sciences Proj.):
Series 2008 B, 2.05%, LOC Allied Irish Banks PLC, VRDN (c)	9,200	9,200
Series 2008 E:
2.05%, LOC Northern Trust Co., Chicago, VRDN (c)	5,200	5,200
2.05%, LOC Wells Fargo Bank NA, VRDN (c)	3,600	3,600
(India Cmnty. Ctr., Inc. Proj.) Series 2007 A, 2.25%, LOC Bank of America NA, VRDN (c)	4,505	4,505
(Orange County Performing Arts Ctr. Proj.) Series 2008 A, 2.25%, LOC Bank of America NA, VRDN (c)	7,200	7,200
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 A, 1.57%, LOC Wells Fargo Bank NA, VRDN (c)	3,000	3,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	41,300	41,300
Series 1996 F, 2.1%, LOC JPMorgan Chase Bank, VRDN (c)	44,300	44,300
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 1.78% (Liquidity Facility Bank of America NA) (c)(f)	8,750	8,750
California State Univ. Rev.:
Participating VRDN:
Series LB 08 K37W, 3.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series PT 4350, 2.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 15,520	$ 15,520
Series Putters 2824, 1.94% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	10,290	10,290
Series 2001 A:
1.4% 12/3/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,400	5,400
1.58% 10/9/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,900	7,900
1.58% 11/3/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Chevron USA, Inc. Proj.) Series 2002, 2.1% (Chevron Corp. Guaranteed), VRDN (c)	12,400	12,400
California Statewide Communities Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2004 K:
1.2% tender 9/3/08, CP mode	5,000	5,000
1.53% tender 10/7/08, CP mode	4,000	4,000
1.53% tender 10/7/08, CP mode	20,000	20,000
1.8% tender 3/5/09, CP mode	9,700	9,700
Series 2008 C, 1.95%, tender 5/28/09 (c)	12,000	12,000
Series D, 1.2% tender 9/3/08, CP mode	6,000	6,000
Participating VRDN:
Series MS 2552, 1.91% (Liquidity Facility Morgan Stanley) (c)(f)	6,000	6,000
Series MS 2554, 1.91% (Liquidity Facility Morgan Stanley) (c)(f)	26,615	26,615
(Catholic Healthcare West Proj.):
Series 2008 F, 1.54%, LOC Bank of America NA, VRDN (c)	2,000	2,000
Series 2008 G, 1.54%, LOC Bank of America NA, VRDN (c)	15,000	15,000
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 1.6%, VRDN (c)	12,000	12,000
Series 2003 A, 1.6%, VRDN (c)	8,200	8,200
Series 2003 D, 1.46%, VRDN (b)(c)	6,200	6,200
Series 2004 J, 1.6%, VRDN (c)	30,000	30,000
Series 2004 L, 1.6%, VRDN (b)(c)	7,000	7,000
Series 2004 M, 1.6%, VRDN (c)	62,280	62,280
Series 2008 A, 1.46%, VRDN (c)	24,200	24,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(North Peninsula Jewish Campus Proj.) 2.25%, LOC Bank of America NA, VRDN (c)	$ 4,450	$ 4,450
(St. Joseph Health Sys. Proj.) Series 2008 A, 1.6%, VRDN (c)	34,100	34,100
(St. Mary and All Angels School Proj.) Series 2006, 1.75%, LOC Allied Irish Banks PLC, VRDN (c)	2,855	2,855
(Univ. Retirement Cmnty. at Davis Proj.) Series 2003, 2.1%, LOC Bank of America NA, VRDN (c)	5,240	5,240
Series 2008 B, 1.9% 10/3/08, CP	25,000	25,000
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 2.05% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(f)	5,000	5,000
Central Basin Muni. Wtr. District Rev. Ctfs. of Prtn. (Central Basin Rfdg. Proj.):
Series 2008 A, 1.54%, LOC Allied Irish Banks PLC, VRDN (c)	2,300	2,300
Series 2008 B, 1.54%, LOC Allied Irish Banks PLC, VRDN (c)	6,735	6,735
Chabot-Las Positas Cmnty. College District Participating VRDN Series MS 1967, 2.01% (Liquidity Facility Morgan Stanley) (c)(f)	9,600	9,600
Chino Basin Reg'l. Fing. Auth. Rev. Participating VRDN Series DBE 500, 1.88% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,445	5,445
Coast Cmnty. College District Participating VRDN Series GS 08 33TP, 1.84% (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,845	4,845
Contra Costa County Gen. Oblig. TRAN 4% 12/5/08	1,100	1,106
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, 1.53%, LOC Bank of America NA, VRDN (c)	10,000	10,000
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Participating VRDN Series EBL 07 0072, 1.9% (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series 2008 C, 1.57% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	17,930	17,930
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 1.9% (Liquidity Facility Citibank NA) (c)(f)	19,800	19,800
Series ROC II R 11288, 1.77% (Liquidity Facility Citibank NA) (c)(f)	11,600	11,600
Series ROC II R 12112, 1.91% (Liquidity Facility Bayerische Landesbank) (c)(f)	21,430	21,430
Series 1988:
1.45% 11/13/08, CP	11,400	11,400
1.48% 9/9/08, CP	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.: - continued
Series 1988:
1.48% 9/9/08, CP	$ 32,200	$ 32,200
Series 2008 A1, 1.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	25,400	25,400
Series 2008 A3, 1.45% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	9,970	9,970
Series 2008 B3, 1.58% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)(c)	10,500	10,500
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 1.54%, LOC Dexia Cr. Local de France, VRDN (c)	25,000	25,000
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 2.15% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(f)	11,690	11,690
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,060	8,060
Series PZ 96, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,275	7,275
Glendale Wtr. Rev. Participating VRDN Series DB 600, 1.87% (Liquidity Facility Deutsche Bank AG) (c)(f)	2,950	2,950
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN:
Series EGL 06 117, 2.15% (Liquidity Facility Citibank NA) (c)(f)	55,855	55,855
Series Putters 2091, 1.94% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	25,865	25,865
Series PZ 86, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,155	10,155
Series ROC II R 11432, 1.82% (Liquidity Facility Citibank NA) (c)(f)	11,500	11,500
Series ROC II R 11442, 1.82% (Liquidity Facility Citibank NA) (c)(f)	19,085	19,085
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series WF 08 31Z, 1.84% (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,085	11,085
Irvine Impt. Bond Act of 1915:
(Assessment District #87-88 Proj.) 2.25%, LOC KBC Bank NV, VRDN (c)	1,486	1,486
(Assessment District #97-17 Proj.) 2.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,000	2,000
Irvine Ranch Wtr. District Rev.:
(District #105 Impt. Proj.) Series 2008 B, 2.4%, LOC Landesbank Baden-Wuert, VRDN (c)	11,400	11,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Ranch Wtr. District Rev.: - continued
(District #105, 113, 135, 161, 182, 213, 235, 250, 261 Impt. Proj.) Series 2008 A, 2.4%, LOC Landesbank Baden-Wuert, VRDN (c)	$ 37,100	$ 37,100
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 1.82% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,060	7,060
Kern County Gen. Oblig. TRAN 3% 6/30/09	25,000	25,285
Long Beach Gen. Oblig. TRAN 4% 9/30/08	16,600	16,608
Los Angeles Cmnty. College District Participating VRDN:
Series Putters 2864, 1.94% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,380	5,380
Series ROC II R 12014, 2.09% (Liquidity Facility Citibank NA) (c)(f)	59,400	59,400
Series ROC II R 12018, 1.94% (Liquidity Facility Citibank NA) (c)(f)	30,000	30,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 1.75%, LOC Freddie Mac, VRDN (c)	13,810	13,810
Los Angeles County Gen. Oblig.:
TRAN Series A, 3% 6/30/09	20,000	20,231
1.5% 10/8/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	17,500	17,500
1.65% 10/15/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	27,400	27,400
1.72% 10/9/08, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	29,700	29,700
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Malibu Meadows Proj.) Series 1998 B, 1.73%, LOC Fannie Mae, VRDN (c)	1,800	1,800
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 1.45% 11/13/08, LOC Bank of America NA, CP	15,000	15,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R 12139, 2.16% (Liquidity Facility Bank of New York, New York) (c)(f)	4,670	4,670
Los Angeles Dept. Arpt. Rev. Series 2002 C1, 1.9%, LOC BNP Paribas SA, VRDN (c)	10,900	10,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 1.91% (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series EGL 06 10 Class A, 1.92% (Liquidity Facility Citibank NA) (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series EGL 7 05 3026, 1.91% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 70,800	$ 70,800
Series PA 1192, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,980	7,980
Series Putters 1272, 1.94% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,050	5,050
Series Putters 1302Z, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,495	7,495
Series 2001 B2, 1.4% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	6,895	6,895
Series 2001 B3, 2.5% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	43,700	43,700
Series 2001 B6, 2.1% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	2,500	2,500
1.5% 12/10/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	7,000	7,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 1.92% (Liquidity Facility Citibank NA) (c)(f)	24,000	24,000
Series EGL 06 34 Class A, 1.9% (Liquidity Facility Citibank NA) (c)(f)	35,110	35,110
Series Solar 06 48, 1.82% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,565	15,565
Los Angeles Gen. Oblig. TRAN 3% 6/30/09	73,600	74,472
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 1.82% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,800	7,800
Series 2004 A2:
1.47% 9/10/08, LOC Bank of America NA, CP	1,000	1,000
1.48% 9/10/08, LOC Bank of America NA, CP	9,000	9,000
1.53% 10/2/08, LOC Bank of America NA, CP	3,500	3,500
1.59% 9/5/08, LOC Bank of America NA, CP	1,750	1,750
1.7% 9/5/08, LOC Bank of America NA, CP	3,000	3,000
Series A1, 1.52% 3/5/09, LOC Bank of America NA, CP	8,200	8,200
Los Angeles Unified School District:
Participating VRDN:
Series BA 08 1049, 1.91% (Liquidity Facility Bank of America NA) (c)(f)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series BA 08 1069, 1.91% (Liquidity Facility Bank of America NA) (c)(f)	$ 4,410	$ 4,410
Series BBT 2037, 1.84% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	8,915	8,915
Series EGL 06 88 Class A, 1.91% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,515	4,515
Series EGL 07 0061, 1.9% (Liquidity Facility Bayerische Landesbank) (c)(f)	12,075	12,075
Series EGL 07 0155, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,600	6,600
Series MS 06 1475, 2.01% (Liquidity Facility Morgan Stanley) (c)(f)	8,242	8,242
Series Putters 2016, 1.94% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,570	4,570
Series Putters 487, 1.94% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	12,760	12,760
TRAN:
Series A, 3% 7/30/09	42,000	42,558
4% 12/29/08	28,000	28,098
Los Angeles Unified School District Ctfs. of Prtn. Bonds (Information Technology Proj.) Series A, 4% 10/1/08	8,640	8,645
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 2% (Liquidity Facility Citibank NA) (c)(f)	21,500	21,500
Series Putters 2254, 2.19% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,795	5,795
Series 2008 A, 1.58%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	19,000	19,000
Series 2008 C, 1.9%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	15,000	15,000
Series 2008 F1, 1.75%, LOC Bank of America NA, VRDN (c)	68,510	68,510
Series 2008 F2, 1.75%, LOC Bank of America NA, VRDN (c)	18,115	18,115
1.43% 9/8/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
1.9% 10/6/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	30,000	30,000
1.9% 10/9/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	18,500	18,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 M, 2.1%, LOC Dexia Cr. Local de France, VRDN (c)	$ 23,000	$ 23,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 2.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	8,800	8,800
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 1.78% (Liquidity Facility Bank of America NA) (c)(f)	6,525	6,525
Series BA 08 1087, 1.78% (Liquidity Facility Bank of America NA) (c)(f)	4,375	4,375
Series EGL 07 0044, 1.73% (Liquidity Facility Bayerische Landesbank) (c)(f)	8,300	8,300
Series FRRI 00 A6, 2.38% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	6,900	6,900
Series Merlots 99 O, 1.9% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(f)	11,880	11,880
Series PA 837, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995	4,995
Series 2000 B1, 2.25% (Liquidity Facility WestLB AG), VRDN (c)	14,125	14,125
Series 2000 B2, 1.45% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (c)	21,200	21,200
Series 2004 A1, 1.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	30,375	30,375
Series 2004 A2, 1.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	16,115	16,115
Series 2008 A1, 1.65% (Liquidity Facility Bank of America NA), VRDN (c)	81,950	81,950
Series 2008 A2, 1.48% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	69,130	69,130
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.9%, LOC Bank of America NA, VRDN (c)	28,100	28,100
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 1.75% (Assured Guaranty Corp. Insured), VRDN (c)	10,000	10,000
Morgan Hill Redev. Agcy. Tax (Ojo de Agua Redev. Proj.) Series 2008 A, 1.58%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	1,700	1,700
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2008 D, 1.55%, LOC Bank of America NA, VRDN (c)	14,500	14,500
Series 2008 E, 1.55%, LOC Bank of America NA, VRDN (c)	23,100	23,100
Series 2008 F, 1.55%, LOC Bank of America NA, VRDN (c)	36,700	36,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Apt. Dev. Rev.:
(Aliso Creek Proj.) Series 1992 B, 1.63%, LOC Freddie Mac, VRDN (c)	$ 15,500	$ 15,500
(Riverbend Apts. Proj.) Series 1999 B, 1.73%, LOC Freddie Mac, VRDN (c)	9,650	9,650
Orange County Hsg. Auth. Apt. Dev. Rev. (Village Niguel Issue) Series 1985 AA, 1.7%, LOC Bank of America NA, VRDN (c)	3,200	3,200
Orange County Irvine Coast Assessment District #88 1 2.1%, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (c)	4,550	4,550
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN:
Series BA 07 1039, 1.91% (Liquidity Facility Bank of America NA) (c)(f)	8,000	8,000
Series MS 1032, 2.11% (Liquidity Facility Morgan Stanley) (c)(f)	2,500	2,500
Series ROC II R 11304, 1.91% (Liquidity Facility Citibank NA) (c)(f)	11,460	11,460
Series 2006, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	9,450	9,450
Orange County Spl. Fing. Auth. Teeter Plan Rev. 1.5% 11/6/08, LOC Dexia Cr. Local de France, CP	51,100	51,100
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3032X, 1.91% (Liquidity Facility Bank of America NA) (c)(f)	5,235	5,235
Poway Unified School District Participating VRDN Series MS 2732, 2.06% (Liquidity Facility Morgan Stanley) (c)(f)	6,665	6,665
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 1.91% (Liquidity Facility Bank of America NA) (c)(f)	9,520	9,520
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 1.75%, LOC Bank of America NA, VRDN (c)	20,500	20,500
Riverside Elec. Rev.:
Participating VRDN:
Series MS 2756, 1.91% (Liquidity Facility Morgan Stanley) (c)(f)	2,680	2,680
Series MS 2805, 1.91% (Liquidity Facility Morgan Stanley) (c)(f)	7,865	7,865
Series Putters 3042Z, 1.94% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,750	4,750
Series 2008 C, 1.7%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Riverside Unified School District Gen. Oblig. Participating VRDN Series ROC II R 9223, 1.82% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,530	4,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville Elec. Sys. Rev. Ctfs. of Prtn.:
Series 2008 A, 1.6%, LOC Dexia Cr. Local de France, VRDN (c)	$ 13,500	$ 13,500
Series 2008 B, 1.6%, LOC Dexia Cr. Local de France, VRDN (b)(c)	13,000	13,000
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series Putters 2821, 1.94% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	14,990	14,990
Sacramento Multi-family Hsg. Auth. Rev. (Smoketree Apts. Proj.) Series 1990 A, 1.9%, LOC Fannie Mae, VRDN (c)	4,630	4,630
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN Series MS 2815, 2.06% (Liquidity Facility Morgan Stanley) (c)(f)	16,040	16,040
Series 2007 J, 1.62% 10/3/08, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	6,500	6,500
Series 2008 J, 1.57%, LOC Bank of America NA, VRDN (c)	29,100	29,100
Series 2008 K, 1.62%, LOC Bank of America NA, VRDN (c)	18,650	18,650
Sacramento Sanitation District Fing. Wtr. & Swr. Rev. Bonds Series PT 4011, 1.82%, tender 9/5/08 (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,995	5,995
Sacramento Suburban Wtr. District Ctfs. of Prtn.:
Series 2008 A1, 1.54%, LOC Dexia Cr. Local de France, VRDN (c)	5,900	5,900
Series 2008 A2, 1.54%, LOC Allied Irish Banks PLC, VRDN (c)	6,100	6,100
San Diego County & School District TRAN Series B, 3.5% 6/30/09	11,000	11,167
San Diego County Ctfs. of Prtn. (Sidney Kimmel Cancer Ctr. Proj.) 1.75%, LOC Bank of America NA, VRDN (c)	3,070	3,070
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 1.43% 11/13/08 (Liquidity Facility Dexia Cr. Local de France), CP	8,500	8,500
San Diego Unified School District:
Participating VRDN:
Series DCL 08 66, 1.82% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	33,620	33,620
Series MS 01 847, 1.91% (Liquidity Facility Morgan Stanley) (c)(f)	8,190	8,190
Series MS 1499, 1.86% (Liquidity Facility Morgan Stanley) (c)(f)	5,945	5,945
Series MS 965, 2.01% (Liquidity Facility Morgan Stanley) (c)(f)	6,565	6,565
Series ROC II R 1067, 1.99% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,170	5,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Participating VRDN:
Series SGA 01 120, 1.85% (Liquidity Facility Societe Generale) (c)(f)	$ 22,565	$ 22,565
TRAN 3% 7/1/09	23,200	23,460
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 1.96% (Liquidity Facility Bank of America NA) (c)(f)	2,500	2,500
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN Series Putters 2928Z, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
San Francisco City & County Unified School District Participating VRDN Series MS 08 2377, 1.91% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
San Francisco County Trans. Auth.:
Series 2004 A, 1.5% 11/3/08 (Liquidity Facility Landesbank Baden-Wuert), CP	7,500	7,500
Series 2004 B, 1.48% 9/4/08 (Liquidity Facility Landesbank Baden-Wuert), CP	9,400	9,400
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 1.87% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	17,210	17,210
San Gabriel Valley Govt.:
1.4% 10/2/08, LOC Bayerische Landesbank Girozentrale, CP	23,400	23,400
1.8% 10/6/08, LOC Bayerische Landesbank Girozentrale, CP	4,500	4,500
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2008 A, 1.4%, LOC Bank of Nova Scotia, New York Agcy., LOC California Teachers Retirement Sys., VRDN (c)	5,810	5,810
San Jose Redev. Agcy. Rev. (Merged Area Redev. Proj.) Series 1996 B, 1.55%, LOC JPMorgan Chase Bank, VRDN (c)	1,365	1,365
San Jose Unified School District Santa Clara County Participating VRDN Series MS 2674, 1.81% (Liquidity Facility Morgan Stanley) (c)(f)	4,810	4,810
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.7% (Liquidity Facility Bank of America NA), VRDN (c)	15,000	15,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 2.15% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(f)	8,900	8,900
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 1.82% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	7,430	7,430
Sequoia Union High School District TRAN 2.5% 6/30/09	17,000	17,116
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Simi Valley Unified School District Participating VRDN Series DB 431, 1.82% (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 3,440	$ 3,440
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.):
Series 2008 A, 1.6%, LOC JPMorgan Chase Bank, VRDN (c)	11,000	11,000
Series 2008 B, 1.65%, LOC Dexia Cr. Local de France, VRDN (c)	21,500	21,500
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2000 A, 3.15% (FSA Insured), VRDN (c)	33,640	33,640
Stanislaus County Cap. Impts. Fing. Auth. Rev. 1.75%, LOC Bank of America NA, VRDN (c)	6,985	6,985
State Ctr. Cmnty. College District Participating VRDN Series MS 06 1929, 1.91% (Liquidity Facility Morgan Stanley) (c)(f)	3,300	3,300
Tustin Unified School District Spl. Tax Participating VRDN Series Putters 2561Z, 2.49% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,185	4,185
Univ. of California Revs. Participating VRDN:
Series PA 1168, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,045	20,045
Series Putters 2475, 1.82% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,100	1,100
Series ROC II R 12068, 1.92% (Liquidity Facility Bayerische Landesbank) (c)(f)	13,000	13,000
Series Solar 06 39, 1.87% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,190	10,190
Val Verde Unified School District Ctfs. of Prtn. Series 2008 A, 1.7%, LOC Bank of America NA, VRDN (c)	8,525	8,525
Ventura County Gen. Oblig. TRAN 3.5% 7/1/09	30,000	30,466
William S. Hart Union High School District Participating VRDN Series ROC II R 648 WFZ, 2.16% (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,390	11,390
Yosemite Cmnty. College District Participating VRDN Series ROC II R 12225, 1.91% (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
		5,141,573
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series ROC II R 11171, 2.19% (Liquidity Facility Citibank NA) (c)(f)	10,630	10,630
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Participating VRDN Series PA 1376R, 2.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,250	4,250
Series 2007 A6, 2.15%, LOC UBS AG, VRDN (c)	4,800	4,800
Series 2007 A7, 1.9%, LOC UBS AG, VRDN (c)	9,600	9,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 2603, 2.05% (Liquidity Facility Morgan Stanley) (c)(f)	$ 3,473	$ 3,473
Series Putters 268, 1.84% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,695	5,695
Series ROC II R 11002, 2.18% (Liquidity Facility Citibank NA) (c)(f)	30,000	30,000
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 1.83%, tender 9/5/08 (Liquidity Facility Bank of America NA) (c)(f)	35,400	35,400
		103,848
	Shares
Other - 2.8%
Fidelity Tax-Free Cash Central Fund, 2.00% (a)(d)	154,551,000	154,551
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,399,972)		5,399,972
NET OTHER ASSETS - 0.3%		13,820
NET ASSETS - 100%		$ 5,413,792
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,135,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Participating VRDN Series Solar 06 11, 3.6% (Liquidity Facility U.S. Bank NA, Minnesota)	8/16/07 - 8/27/07	$ 22,865
Security	Acquisition Date	Cost (000s)
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series PT 3701, 1.82% (Liquidity Facility Dexia Cr. Local de France)	3/6/07	$ 9,270
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 789
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
(Amounts in thousands) Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,399,972	$ 154,551	$ 5,245,421	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,245,421)	$ 5,245,421
Fidelity Central Funds (cost $154,551)	154,551
Total Investments (cost $5,399,972)		$ 5,399,972
Cash		14,625
Receivable for investments sold		65
Receivable for fund shares sold		25,610
Interest receivable		15,851
Distributions receivable from Fidelity Central Funds		338
Receivable from investment adviser for expense reductions		129
Other receivables		572
Total assets		5,457,162

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 28,208
Payable for fund shares redeemed	13,297
Distributions payable	668
Accrued management fee	889
Distribution fees payable	3
Other affiliated payables	305
Total liabilities		43,370

Net Assets		$ 5,413,792
Net Assets consist of:
Paid in capital		$ 5,413,795
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(2)
Net Assets		$ 5,413,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($1,930,351 ÷ 1,929,908 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,468,525 ÷ 3,468,416 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($14,916 ÷ 14,916 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)

Investment Income
Interest		$ 52,438
Income from Fidelity Central Funds		789
Total income		53,227

Expenses
Management fee	$ 5,278
Transfer agent fees	1,829
Distribution fees	23
Independent trustees' compensation	11
Total expenses before reductions	7,141
Expense reductions	(2,069)	5,072
Net investment income		48,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		171
Net increase in net assets resulting from operations		$ 48,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,155	$ 142,307
Net realized gain (loss)	171	1,168
Net increase in net assets resulting from operations	48,326	143,475
Distributions to shareholders from net investment income	(48,156)	(142,277)
Distributions to shareholders from net realized gain	(1,052)	(705)
Total distributions	(49,208)	(142,982)
Share transactions - net increase (decrease)	260,671	1,941,795
Total increase (decrease) in net assets	259,789	1,942,288

Net Assets
Beginning of period	5,154,003	3,211,715
End of period (including distributions in excess of net investment income of $1 and undistributed net investment income of $0, respectively)	$ 5,413,792	$ 5,154,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California AMT Tax-Free Money Market

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 F

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.032	.032	.023	.010	.007
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	.009	.032	.032	.023	.010	.007
Distributions from net investment income	(.009)	(.032)	(.032)	(.023)	(.010)	(.007)
Distributions from net realized gain	- G	- G	- G	-	-	- G
Total distributions	(.009)	(.032)	(.032)	(.023)	(.010)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.91%	3.27%	3.24%	2.34%	1.04%	.75%
Ratios to Average Net Assets D, E
Expenses before reductions	.30% A	.32%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.30%A	.31%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.25%A	.24%	.27%	.27%	.31%	.34%
Net investment income	1.75%A	3.21%	3.19%	2.34%	1.05%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 1,930	$ 2,022	$ 3,212	$ 2,206	$ 1,495	$ 1,240

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.029
Net realized and unrealized gain (loss)G	-	-
Total from investment operations	.009	.029
Distributions from net investment income	(.009)	(.029)
Distributions from net realized gain	-G	-G
Total distributions	(.009)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00
Total ReturnB, C	.96%	2.90%
Ratios to Average Net AssetsD, F
Expenses before reductions	.25%A	.25%A
Expenses net of fee waivers, if any	.20%A	.20%A
Expenses net of all reductions	.15%A	.13%A
Net investment income	1.84%A	3.22%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,469	$ 3,116

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.026
Net realized and unrealized gain (loss)G	-	-
Total from investment operations	.008	.026
Distributions from net investment income	(.008)	(.026)
Distributions from net realized gain	-G	-G
Total distributions	(.008)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00
Total ReturnB, C	.83%	2.67%
Ratios to Average Net AssetsD, F
Expenses before reductions	.50%A	.50%A
Expenses net of fee waivers, if any	.45%A	.45%A
Expenses net of all reductions	.40%A	.38%A
Net investment income	1.59%A	2.84%A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

On October 6, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 5,399,972

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed, .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 23	$ 1

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
California AMT Tax-Free Money Market	$ 1,013.10
Institutional Class	811.05
Service Class	5.05
	$ 1,829

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $783 and $4, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $269.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California AMT Tax-Free Money Market	$ 388
Institutional Class	621
Service Class	4
$ 1,013

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Fund has significantly increased its cash position subsequent to period end.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008A
From net investment income
California AMT Tax-Free Money Market	$ 17,915	$ 71,579
Institutional Class	30,091	70,531
Service Class	150	167
Total	$ 48,156	$ 142,277

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended August 31, 2008	Year ended February 29, 2008A
From net realized gain
California AMT Tax-Free Money Market	$ 411	$ 486
Institutional Class	636	218
Service Class	5	1
Total	$ 1,052	$ 705

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008A
California AMT Tax-Free Money Market Shares sold	954,410	2,856,070
Reinvestment of distributions	16,748	65,874
Shares redeemed	(1,062,797)	(4,111,171)
Net increase (decrease)	(91,639)	(1,189,227)
Institutional Class Shares sold	1,743,970	5,052,530
Reinvestment of distributions	27,522	63,852
Shares redeemed	(1,418,065)	(2,001,393)
Net increase (decrease)	353,427	3,114,989
Service Class Shares sold	21,331	31,160
Reinvestment of distributions	149	152
Shares redeemed	(22,597)	(15,279)
Net increase (decrease)	(1,117)	16,033

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to
February 29, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax-Free Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity California AMT Tax-Free Money Market (retail class), as well as the fund's relative investment performance for Fidelity California AMT Tax-Free Money Market (retail class) measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity California AMT Tax-Free Money Market (retail class) of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Institutional Class and Service Class had less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity California AMT Tax-Free Money Market (retail class).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity California AMT Tax-Free Money Market (retail class) of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Fidelity California AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that, on March 15, 2007, it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 43 basis points to 20 basis points, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board considered that the chart reflects the fund's lower management fee for 2007 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Fidelity California AMT Tax-Free Money Market (retail class) and Institutional Class ranked below its competitive median for 2007 (for the period for Institutional Class) and the total expenses of Service Class ranked equal to its competitive median for the period. The Board considered that the total expenses of each class of the fund reflect the contractual arrangements for 2007 as if the contractual arrangements were in effect for the entire year.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 20 basis points, (ii) set the "class-level" transfer agent fee for Fidelity California AMT Tax-Free Money Market (retail class) at a fixed rate of 10 basis points, and (iii) limit the total expenses of Fidelity California AMT Tax-Free Money Market (retail class) to 35 basis points. These contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (iii), the shareholders of the applicable class. Institutional Class and Service Class (which commenced operations on April 17, 2007) are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees). In addition, the Board considered that, effective April 18, 2007, FMR contractually agreed to limit the total expenses of Institutional Class and Service Class to 20 basis points and 45 basis points, respectively. These contractual arrangements may not be increased without Board approval.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCM-USAN-1008
1.855633.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008